UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—March 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

PRIMECAP Fund Investor Shares - VPMCX

PRIMECAP Fund Admiral™ Shares - VPMAX

Vanguard PRIMECAP Fund

Investor Shares (VPMCX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard PRIMECAP Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	5.9%
Consumer Discretionary	11.9%
Consumer Staples	0.7%
Energy	2.3%
Financials	8.3%
Health Care	29.8%
Industrials	13.1%
Information Technology	25.4%
Materials	1.0%
Real Estate	0.0%
Other Assets and Liabilities—Net	1.6%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$71,622
Number of Portfolio Holdings	173
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR59

Vanguard PRIMECAP Fund

Admiral™ Shares (VPMAX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard PRIMECAP Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	5.9%
Consumer Discretionary	11.9%
Consumer Staples	0.7%
Energy	2.3%
Financials	8.3%
Health Care	29.8%
Industrials	13.1%
Information Technology	25.4%
Materials	1.0%
Real Estate	0.0%
Other Assets and Liabilities—Net	1.6%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$71,622
Number of Portfolio Holdings	173
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR559

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2025
Vanguard PRIMECAP Fund

Contents
Financial Statements	1

PRIMECAP Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Communication Services (5.9%)
	Alphabet Inc. Class A	9,950,840	1,538,798
	Alphabet Inc. Class C	5,723,757	894,222
*	Baidu Inc. ADR	6,968,141	641,278
	Walt Disney Co.	4,501,105	444,259
	Meta Platforms Inc. Class A	429,150	247,345
*	Spotify Technology SA	188,375	103,612
	T-Mobile US Inc.	329,200	87,801
*	Charter Communications Inc. Class A	193,600	71,347
*	Netflix Inc.	75,100	70,033
*	Live Nation Entertainment Inc.	494,010	64,508
	Universal Music Group NV	858,908	23,717
*	Altice USA Inc. Class A	4,710,800	12,531
	Nintendo Co. Ltd.	17,500	1,190
	Comcast Corp. Class A	29,200	1,077
			4,201,718
Consumer Discretionary (11.9%)
	Alibaba Group Holding Ltd. ADR	11,667,917	1,542,849
	Sony Group Corp. ADR	59,444,400	1,509,293
*	Tesla Inc.	4,985,400	1,292,016
	Ross Stores Inc.	7,552,750	965,166
	TJX Cos. Inc.	7,398,700	901,162
*	Amazon.com Inc.	3,786,250	720,372
*,1	Mattel Inc.	24,280,468	471,769
	Royal Caribbean Cruises Ltd.	1,697,447	348,724
[1]	Whirlpool Corp.	3,129,512	282,063
*	Flutter Entertainment plc	530,867	117,614
	NIKE Inc. Class B	1,329,000	84,365
	eBay Inc.	1,173,000	79,447
*	Burlington Stores Inc.	217,700	51,884
*	Carnival Corp.	2,054,065	40,116
	Newell Brands Inc.	5,350,000	33,170
*	Viking Holdings Ltd.	707,100	28,107
	Bath & Body Works Inc.	801,517	24,302
	Marriott International Inc. Class A	97,000	23,105
*	MGM Resorts International	540,000	16,006
*	Ulta Beauty Inc.	21,000	7,697
*	Victoria's Secret & Co.	116,933	2,173
			8,541,400
Consumer Staples (0.7%)
	Sysco Corp.	2,899,433	217,574
*	Dollar Tree Inc.	2,220,400	166,685
*	US Foods Holding Corp.	1,505,400	98,544
	Altria Group Inc.	200,000	12,004
	Tyson Foods Inc. Class A	115,000	7,338
	Walmart Inc.	80,800	7,093
			509,238
Energy (2.3%)
	Hess Corp.	4,424,800	706,773
	Exxon Mobil Corp.	3,613,527	429,757
	ConocoPhillips	2,347,100	246,493
	EOG Resources Inc.	1,523,200	195,335
*	Transocean Ltd. (XNYS)	17,463,773	55,360
	Schlumberger NV	131,400	5,493
			1,639,211
Financials (8.3%)
	Wells Fargo & Co.	15,337,417	1,101,073
	Visa Inc. Class A	2,327,600	815,731
	JPMorgan Chase & Co.	3,282,200	805,124

PRIMECAP Fund
		Shares	Market Value• ($000)
	Charles Schwab Corp.	8,561,868	670,223
	Marsh & McLennan Cos. Inc.	2,496,016	609,103
	Raymond James Financial Inc.	3,901,060	541,896
	Bank of America Corp.	6,878,432	287,037
	Progressive Corp.	782,770	221,532
	Northern Trust Corp.	2,011,900	198,474
*	PayPal Holdings Inc.	3,034,400	197,994
	Mastercard Inc. Class A	308,300	168,985
	CME Group Inc.	632,768	167,867
	Citigroup Inc.	1,795,000	127,427
	Fidelity National Information Services Inc.	611,500	45,667
			5,958,133
Health Care (29.8%)
	Eli Lilly & Co.	9,113,544	7,526,967
*	Boston Scientific Corp.	25,127,314	2,534,843
	Amgen Inc.	7,965,917	2,481,781
	AstraZeneca plc ADR	25,507,708	1,874,817
*,1	Biogen Inc.	9,009,361	1,232,841
	Novartis AG ADR	7,394,265	824,313
	Bristol-Myers Squibb Co.	12,720,440	775,820
	Thermo Fisher Scientific Inc.	1,538,797	765,705
[2]	GSK plc ADR	18,118,100	701,895
*	BeiGene Ltd. ADR	2,305,190	627,404
*	BioMarin Pharmaceutical Inc.	7,089,768	501,176
	Roche Holding AG	897,345	295,341
	Zimmer Biomet Holdings Inc.	2,187,760	247,611
*	Elanco Animal Health Inc. (XNYS)	18,913,939	198,596
	CVS Health Corp.	2,135,990	144,713
	Stryker Corp.	337,400	125,597
	Abbott Laboratories	656,750	87,118
	Agilent Technologies Inc.	731,416	85,561
	Sanofi SA ADR	893,000	49,526
*	Edwards Lifesciences Corp.	639,900	46,380
	Medtronic plc	505,810	45,452
	Alcon AG	431,300	40,943
[3]	Siemens Healthineers AG	721,300	38,914
*	IQVIA Holdings Inc.	201,059	35,447
*	Waters Corp.	33,361	12,296
	UnitedHealth Group Inc.	9,615	5,036
	Sandoz Group AG	106,200	4,453
	Danaher Corp.	20,902	4,285
	Humana Inc.	10,076	2,666
*	Zimvie Inc.	27,100	293
			21,317,790
Industrials (13.1%)
	FedEx Corp.	8,062,358	1,965,442
	Siemens AG (Registered)	6,928,322	1,600,070
	Southwest Airlines Co.	25,373,478	852,041
*	United Airlines Holdings Inc.	12,039,203	831,307
	Airbus SE	3,322,402	585,027
	Delta Air Lines Inc.	11,241,500	490,129
	TransDigm Group Inc.	309,316	427,874
	Caterpillar Inc.	1,180,250	389,247
*	American Airlines Group Inc.	28,926,713	305,177
	Union Pacific Corp.	1,275,000	301,206
	Textron Inc.	3,475,000	251,069
	United Parcel Service Inc. Class B (XNYS)	1,543,670	169,788
*	Alaska Air Group Inc.	3,278,200	161,353
	Otis Worldwide Corp.	1,517,260	156,581
	General Dynamics Corp.	458,100	124,869
	Norfolk Southern Corp.	500,600	118,567
	Carrier Global Corp.	1,713,000	108,604
	JB Hunt Transport Services Inc.	515,900	76,327
	CSX Corp.	1,988,800	58,530
*	Boeing Co.	320,200	54,610
	RTX Corp.	376,870	49,920
	nVent Electric plc	859,000	45,029
	Rockwell Automation Inc.	165,500	42,762
	L3Harris Technologies Inc.	189,000	39,560

PRIMECAP Fund
		Shares	Market Value• ($000)
*	Lyft Inc. Class A	3,218,900	38,208
	Deere & Co.	73,700	34,591
	AMETEK Inc.	170,200	29,298
	Honeywell International Inc.	122,350	25,908
	Ryanair Holdings plc ADR	602,522	25,529
	WillScot Holdings Corp.	842,300	23,416
*	Uber Technologies Inc.	201,400	14,674
	Booz Allen Hamilton Holding Corp.	50,000	5,229
			9,401,942
Information Technology (25.4%)
	Microsoft Corp.	5,677,560	2,131,299
	KLA Corp.	3,075,240	2,090,548
	Micron Technology Inc.	23,654,930	2,055,377
	Texas Instruments Inc.	10,088,022	1,812,818
*	Adobe Inc.	4,106,057	1,574,796
	NVIDIA Corp.	13,936,190	1,510,404
	Intel Corp.	46,766,178	1,062,060
	Oracle Corp.	7,591,270	1,061,335
	NetApp Inc.	7,106,061	624,196
	Intuit Inc.	979,000	601,096
	Analog Devices Inc.	2,472,660	498,661
	Apple Inc.	1,800,000	399,834
	HP Inc.	13,636,666	377,599
	QUALCOMM Inc.	2,266,436	348,147
	Cisco Systems Inc.	4,371,279	269,752
	Telefonaktiebolaget LM Ericsson ADR	32,151,769	249,498
	Hewlett Packard Enterprise Co.	15,588,582	240,532
	Corning Inc.	3,811,800	174,504
	Entegris Inc.	1,655,222	144,799
	Applied Materials Inc.	898,900	130,448
*	Autodesk Inc.	464,200	121,528
*	Palo Alto Networks Inc.	629,200	107,367
	Infineon Technologies AG	2,989,047	99,639
	Teradyne Inc.	957,900	79,123
	Broadcom Inc.	435,930	72,988
	Marvell Technology Inc.	1,172,600	72,197
	Salesforce Inc.	204,800	54,960
*	Okta Inc.	476,500	50,137
	Jabil Inc.	226,000	30,752
*	Gartner Inc.	71,100	29,843
*	Western Digital Corp.	700,000	28,301
*	Keysight Technologies Inc.	179,500	26,884
	Dell Technologies Inc. Class C	273,900	24,966
*	Synopsys Inc.	35,800	15,353
*	Sandisk Corp.	233,333	11,109
*	Fortinet Inc.	69,450	6,685
*	Unity Software Inc.	200,000	3,918
*	Arista Networks Inc.	16,000	1,240
*	Nice Ltd. ADR	2,250	347
*	RingCentral Inc. Class A	6,000	149
			18,195,189
Materials (1.0%)
*	Glencore plc	41,696,549	152,615
	DuPont de Nemours Inc.	1,939,456	144,839
	Albemarle Corp.	1,887,794	135,959
	Linde plc	246,300	114,687
	Freeport-McMoRan Inc.	2,046,900	77,496
	Corteva Inc.	921,250	57,974
	Dow Inc.	856,050	29,893
			713,463
Real Estate (0.0%)
	Welltower Inc.	21,500	3,294
Total Common Stocks (Cost $24,328,354)			70,481,378

PRIMECAP Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.342% (Cost $1,141,385)	11,417,086	1,141,594
Total Investments (100.0%) (Cost $25,469,739)			71,622,972
Other Assets and Liabilities—Net (0.0%)			(680)
Net Assets (100%)			71,622,292
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,119.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $38,914, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,188 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $23,174,654)	68,494,705
Affiliated Issuers (Cost $2,295,085)	3,128,267
Total Investments in Securities	71,622,972
Investment in Vanguard	2,032
Foreign Currency, at Value (Cost $9)	9
Receivables for Investment Securities Sold	28,371
Receivables for Accrued Income	120,501
Receivables for Capital Shares Issued	5,209
Total Assets	71,779,094
Liabilities
Due to Custodian	10,428
Payables for Investment Securities Purchased	28,614
Collateral for Securities on Loan	2,188
Payables to Investment Advisor	33,597
Payables for Capital Shares Redeemed	77,622
Payables to Vanguard	4,353
Total Liabilities	156,802
Net Assets	71,622,292
1 Includes $2,119 of securities on loan.
At March 31, 2025, net assets consisted of:

Paid-in Capital	22,049,187
Total Distributable Earnings (Loss)	49,573,105
Net Assets	71,622,292

Investor Shares—Net Assets
Applicable to 29,379,664 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,669,288
Net Asset Value Per Share—Investor Shares	$158.93

Admiral™ Shares—Net Assets
Applicable to 406,694,989 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	66,953,004
Net Asset Value Per Share—Admiral Shares	$164.63

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	494,192
Dividends—Affiliated Issuers	10,959
Interest—Unaffiliated Issuers	18
Interest—Affiliated Issuers	22,407
Securities Lending—Net	78
Total Income	527,654
Expenses
Investment Advisory Fees—Note B	67,870
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,591
Management and Administrative—Admiral Shares	41,328
Marketing and Distribution—Investor Shares	112
Marketing and Distribution—Admiral Shares	1,360
Custodian Fees	1,257
Shareholders’ Reports and Proxy Fees—Investor Shares	102
Shareholders’ Reports and Proxy Fees—Admiral Shares	241
Trustees’ Fees and Expenses	21
Other Expenses	51
Total Expenses	116,933
Net Investment Income	410,721
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	3,232,260
Investment Securities Sold—Affiliated Issuers	(20,456)
Foreign Currencies	(166)
Realized Net Gain (Loss)	3,211,638
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(5,444,769)
Investment Securities—Affiliated Issuers	(544,314)
Foreign Currencies	(448)
Change in Unrealized Appreciation (Depreciation)	(5,989,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,367,172)
1	Dividends are net of foreign withholding taxes of $13,686.

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	410,721	768,964
Realized Net Gain (Loss)	3,211,638	4,396,710
Change in Unrealized Appreciation (Depreciation)	(5,989,531)	12,409,463
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,367,172)	17,575,137
Distributions
Investor Shares	(305,963)	(342,044)
Admiral Shares	(4,412,343)	(4,449,800)
Total Distributions	(4,718,306)	(4,791,844)
Capital Share Transactions
Investor Shares	53,953	(571,119)
Admiral Shares	320,109	862,243
Net Increase (Decrease) from Capital Share Transactions	374,062	291,124
Total Increase (Decrease)	(6,711,416)	13,074,417
Net Assets
Beginning of Period	78,333,708	65,259,291
End of Period	71,622,292	78,333,708

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$175.13	$147.17	$126.26	$168.72	$142.86	$133.12
Investment Operations
Net Investment Income[1]	.850	1.591	1.632	1.456	1.183	1.745
Net Realized and Unrealized Gain (Loss) on Investments	(6.411)	37.177	31.717	(27.430)	39.134	17.947
Total from Investment Operations	(5.561)	38.768	33.349	(25.974)	40.317	19.692
Distributions
Dividends from Net Investment Income	(1.550)	(1.659)	(1.549)	(1.150)	(1.542)	(1.690)
Distributions from Realized Capital Gains	(9.089)	(9.149)	(10.890)	(15.336)	(12.915)	(8.262)
Total Distributions	(10.639)	(10.808)	(12.439)	(16.486)	(14.457)	(9.952)
Net Asset Value, End of Period	$158.93	$175.13	$147.17	$126.26	$168.72	$142.86
Total Return[2]	-3.24%	27.57%	28.06%	-17.25%	29.74%	15.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,669	$5,076	$4,762	$4,243	$5,878	$5,697
Ratio of Total Expenses to Average Net Assets	0.37%	0.38%[3]	0.38%[3]	0.38%[3]	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.00%	0.99%	1.17%	0.95%	0.73%	1.31%
Portfolio Turnover Rate	3%	4%	4%	3%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.38%.

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$181.48	$152.51	$130.87	$174.92	$148.12	$138.02
Investment Operations
Net Investment Income[1]	.946	1.762	1.793	1.621	1.345	1.920
Net Realized and Unrealized Gain (Loss) on Investments	(6.640)	38.521	32.854	(28.426)	40.564	18.600
Total from Investment Operations	(5.694)	40.283	34.647	(26.805)	41.909	20.520
Distributions
Dividends from Net Investment Income	(1.736)	(1.830)	(1.718)	(1.343)	(1.716)	(1.853)
Distributions from Realized Capital Gains	(9.420)	(9.483)	(11.289)	(15.902)	(13.393)	(8.567)
Total Distributions	(11.156)	(11.313)	(13.007)	(17.245)	(15.109)	(10.420)
Net Asset Value, End of Period	$164.63	$181.48	$152.51	$130.87	$174.92	$148.12
Total Return[2]	-3.20%	27.66%	28.14%	-17.19%	29.83%	15.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$66,953	$73,258	$60,497	$51,598	$68,059	$58,626
Ratio of Total Expenses to Average Net Assets	0.30%	0.31%[3]	0.31%[3]	0.31%[3]	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.06%	1.24%	1.02%	0.80%	1.39%
Portfolio Turnover Rate	3%	4%	4%	3%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31%.

See accompanying Notes, which are an integral part of the Financial Statements.

PRIMECAP Fund
Notes to Financial Statements
Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.

PRIMECAP Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $2,032,000, representing less than 0.01% of the fund’s net assets and 0.81% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	67,680,412	2,800,966	—	70,481,378
Temporary Cash Investments	1,141,594	—	—	1,141,594
Total	68,822,006	2,800,966	—	71,622,972
E.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,496,596
Gross Unrealized Appreciation	48,201,806
Gross Unrealized Depreciation	(2,075,430)
Net Unrealized Appreciation (Depreciation)	46,126,376
F.	During the six months ended March 31, 2025, the fund purchased $2,123,145,000 of investment securities and sold $5,718,968,000 of investment securities, other than temporary cash investments.

PRIMECAP Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	195,988	1,154	374,366	2,347
Issued in Lieu of Cash Distributions	287,405	1,789	324,042	2,159
Redeemed	(429,440)	(2,547)	(1,269,527)	(7,883)
Net Increase (Decrease)—Investor Shares	53,953	396	(571,119)	(3,377)
Admiral Shares
Issued	944,417	5,395	2,201,007	13,110
Issued in Lieu of Cash Distributions	4,095,278	24,617	4,151,273	26,707
Redeemed	(4,719,586)	(26,990)	(5,490,037)	(32,813)
Net Increase (Decrease)—Admiral Shares	320,109	3,022	862,243	7,004
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Biogen Inc.	1,779,413	4,990	30,671	(18,123)	(502,768)	—	—	1,232,841
Mattel Inc.	479,314	—	16,303	(1,908)	10,666	—	—	471,769
Vanguard Market Liquidity Fund	1,542,020	NA1	NA1	12	(162)	22,407	—	1,141,594
Whirlpool Corp.	335,748	460	1,658	(437)	(52,050)	10,959	—	282,063
Total	4,136,495	5,450	48,632	(20,456)	(544,314)	33,366	—	3,128,267
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q592 052025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Chester Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	341,529,523,319	9,545,130,107	N/A	N/A
Mark Loughridge	340,138,200,613	10,936,452,813	N/A	N/A
Scott C. Malpass	340,443,440,586	10,631,212,840	N/A	N/A
John Murphy	341,440,375,048	9,634,278,378	N/A	N/A
Lubos Pastor	341,290,625,097	9,784,028,328	N/A	N/A
Rebecca Patterson	342,077,837,014	8,996,816,412	N/A	N/A
André F. Perold	341,082,709,489	9,991,943,936	N/A	N/A
Salim Ramji	340,506,608,036	10,568,045,390	N/A	N/A
Sarah Bloom Raskin	340,343,165,915	10,731,487,511	N/A	N/A
Grant Reid	341,261,125,840	9,813,527,586	N/A	N/A
David Thomas	341,239,728,288	9,834,925,137	N/A	N/A
Barbara Venneman	341,903,360,700	9,171,292,726	N/A	N/A
Peter F. Volanakis	339,931,867,931	11,142,785,495	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

VANGUARD CHESTER FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.